Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Information about Company's Reportable Segments
The table below presents information about the Company’s reportable segments as of and for the six months ended June 30, 2023 and 2024. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s unaudited interim condensed consolidated financial statements. Segment results are evaluated based on income from operations.

	Six months ended June 30,			Six months ended June 30,
	2023			2024
	Dry bulk segment	Containership segment	Total	Dry bulk segment	Containership segment	Total
Time charter revenues	$42,979,593	$6,767,488	$49,747,081	$30,244,797	$6,424,979	$36,669,776
Total vessel revenues	$42,979,593	$6,767,488	$49,747,081	$30,244,797	$6,424,979	$36,669,776
Voyage expenses (including charges from related party)	(2,339,460)	(359,080)	(2,698,540)	(1,701,922)	(310,852)	(2,012,774)
Vessel operating expenses	(18,754,397)	(2,922,130)	(21,676,527)	(12,379,672)	(2,277,979)	(14,657,651)
Management fees to related parties	(3,280,975)	(334,850)	(3,615,825)	(2,127,788)	(358,904)	(2,486,692)
Depreciation and amortization	(8,710,367)	(2,591,180)	(11,301,547)	(4,630,403)	(2,757,452)	(7,387,855)
Gain on sale of vessels	3,128,568	—	3,128,568	19,307,595	—	19,307,595
Gain from a claim	—	—	—	1,411,356	—	1,411,356
Segments operating income	$13,022,962	$560,248	$13,583,210	$30,123,963	$719,792	$30,843,755
Interest and finance costs			(5,812,565)			(3,580,372)
Interest income			1,161,934			1,950,245
Foreign exchange losses			(66,035)			(10,599)
Less: Unallocated corporate general and administrative expenses			(2,805,076)			(3,387,071)
Less: Corporate Interest and finance costs			(305,076)			(424,322)
Less: Corporate Interest income			277,975			1,376,609
Less: Corporate exchange losses			(4,757)			(75,059)
Dividend income on equity securities			366,002			2,853,165
Dividend income from related party			451,111			707,777
(Loss) / Gain on equity securities			(5,104,791)			15,025,838
Net income and comprehensive income from continuing operations, before taxes			$1,741,932			$45,279,966
Net income and Comprehensive income from discontinued operations, before taxes			17,513,269			—
Net income and Comprehensive income, before taxes			$19,255,201			$45,279,966

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying unaudited interim consolidated balance sheets of December 31, 2023 and June 30, 2024, is as follows:
	As of December 31, 2023	As of June 30, 2024
Dry bulk segment	$259,759,770	$149,400,998
Containership segment	46,202,603	43,644,662
Cash and cash equivalents (1)	103,822,505	227,613,893
Prepaid expenses and other assets (1)	195,257,101	181,606,358
Total consolidated assets	$605,041,979	$602,265,911

(1)	Refers to assets of other, non-vessel owning, entities included in the unaudited interim condensed consolidated financial statements.